OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2018	2017

Employees and payroll accruals	$193	$206
Accrued expenses	2,165	1,406
Government (mainly tax provision)	460	1,245
Advance tenants payments	649	684
Tenant security deposits	125	124
Trade payables	511	697

Total	$4,103	$4,362